Note 7 - Balance Sheet Disclosures (Details Textual) € / shares in Units, $ in Thousands						1 Months Ended				6 Months Ended	12 Months Ended						14 Months Ended
	Nov. 17, 2021 EUR (€) € / shares shares	Nov. 17, 2021 USD ($) shares	Nov. 08, 2021 € / shares shares	Dec. 10, 2020 EUR (€) shares	Nov. 27, 2020 EUR (€) € / shares shares	Feb. 28, 2022 EUR (€)	Nov. 30, 2021 EUR (€) € / shares shares	Dec. 31, 2020 EUR (€) € / shares shares	Nov. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares		Dec. 31, 2020 EUR (€) € / shares shares		Dec. 31, 2019 EUR (€)		Dec. 31, 2019	Dec. 01, 2021 EUR (€)	Jan. 01, 2021 EUR (€)	Jan. 01, 2020 EUR (€)	Nov. 30, 2019 EUR (€)
Statement Line Items [Line Items]
Amortisation, intangible assets other than goodwill											€ 34,000		€ 11,000		€ 11,000
Depreciation and amortisation, research and development											284,000		171,000		78,000
Depreciation, property, plant and equipment											125,000		61,000		50,000
Impairment loss recognised in profit or loss, property, plant and equipment											1,965,000		0		0
Depreciation, right-of-use assets											415,000		313,000		163,000
Lease commitments for short-term leases for which recognition exemption has been used								€ 0			4,000		0
Expense relating to variable lease payments not included in measurement of lease liabilities											16,000
Other non-current financial assets								41,000			91,000		41,000						€ 91,000	€ 41,000
Other current financial assets								5,404,000			6,233,000		5,404,000
Other current non-financial assets								579,000			3,236,000		579,000
Subscribed capital								6,468,000			8,735,000		6,468,000
Par value per share (in EUR per share) | € / shares			€ 0.06
Issue of equity												[1]	36,008,000	[1]	5,189,000	[2]
Increase in number of shares outstanding, new issuances (in shares) | shares			25,468,644	1,735,197
Capital Authorised								€ 25,200,000			25,200,000		25,200,000
Proceeds from issuing shares	€ 142,334,000	$ 160,425
Payments for share issue costs											2,825,000		2,192,000
Payments for transaction costs deferred for planned IPO	135,000			€ 135,000
Issue of share split													0
Increase in number of shares outstanding, settlement agreement (in shares) | shares				480,000
Modification of settlement agreement liability				€ 1,427,000
Modification of liability, new share issuance				38,200,000
Increase (decrease) through share-based payment transactions, equity											€ 1,981,000		€ 32,160,000
Advances, percent cancellable								11.00%			28.00%		11.00%
Advances, percent cancellable, year one								1.00%			58.00%		1.00%
Advances, percent cancellable, year two								21.00%			13.00%		21.00%
Advances, percent cancellable, year three								66.00%			1.00%		66.00%
Advances, percent cancellable, year four								1.00%					1.00%
Repayments of borrowings											€ 2,187,000		€ 2,327,000		(0)
Total trade and other current payables								€ 2,874,000			7,582,000		2,874,000
Short-term employee benefits [member]
Statement Line Items [Line Items]
Total trade and other current payables											383,000
Accrued vacation payments to employees [member]
Statement Line Items [Line Items]
Accruals											857,000
Accrued expenses for peniding invoices [member]
Statement Line Items [Line Items]
Accruals											751,000
Statutory levies [member]
Statement Line Items [Line Items]
Accruals								65,000			144,000		65,000
Mandatory convertible notes [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares							€ 0.06
Total borrowings	9,661,000						€ 9,661,000	6,800,000					6,800,000
Conversion of loans, number of shares issued (in shares) | shares							737,664
Total par value of shares converted from debt recognized in subscribed capital							€ 44,000
Loan 1 [member]
Statement Line Items [Line Items]
Total borrowings											€ 1,225,000
Borrowings, interest rate											4.00%
First loan 2 [member]
Statement Line Items [Line Items]
Total borrowings											€ 185,000
Borrowings, interest rate											4.00%
Second loan 2 [member]
Statement Line Items [Line Items]
Total borrowings								185,000			€ 100,000		185,000
Loan 3 [member]
Statement Line Items [Line Items]
Total borrowings											€ 2,500,000
Borrowings, interest rate											12.00%
Repayments of borrowings									€ 29,000
Total trade and other current payables								200,000			€ 250,000		200,000
Loan 3 after IPO [member]
Statement Line Items [Line Items]
Repayments of borrowings											€ 250,000
Borrowing, number of monthly installments											5
Settlement agreement , recognized in equity																		€ 1,427,000
Total trade and other current payables								€ 200,000			€ 250,000		€ 200,000
Subordinated loans [member]
Statement Line Items [Line Items]
Borrowings, interest rate								6.00%					6.00%
Participation rights [member]
Statement Line Items [Line Items]
Total borrowings	€ 9,617,000																				€ 1,383,000
Borrowings, interest rate																					3.50%
Percentage of face value																					0.52%
Number of cars reserved																	1,000
Two investors [member]
Statement Line Items [Line Items]
Issue of equity										€ 68,136,000
Each investor [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, new issuances (in shares) | shares			0.71
Capital providers [member] | Loan 3 [member]
Statement Line Items [Line Items]
Repayments of borrowings								€ 250,000
Borrowing, number of monthly installments								5					5
Ordinary shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares					30,588,000
Par value per share (in EUR per share) | € / shares	€ 0.06				€ 0.06		€ 0.06				€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	10,000,000	10,000,000
Number of shares authorised (in shares) | shares											320,000,000
Shares issued, price per share (in EUR per share) | € / shares	€ 15.00
Increase in number of shares outstanding, conversion of convertible securities (in shares) | shares	737,664	737,664
Number of shares authorised, maximum dividend (in shares) | shares								320,000					320,000
Ordinary shares [member] | Underwriters [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares	€ 0.06
Increase in number of shares outstanding, new issuances (in shares) | shares	1,500,000	1,500,000
Shares issued, price per share (in EUR per share) | € / shares	€ 13.95
High-voting shares [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares					3,000,000
Par value per share (in EUR per share) | € / shares					€ 1.50						€ 1.50
Number of shares authorised (in shares) | shares											4,000,000
Number of shares authorised, maximum dividend (in shares) | shares								4,000,000					4,000,000
Subscribed capital [member]
Statement Line Items [Line Items]
Total number of shares issued (in shares) | shares								35,803,197			73,577,641		35,803,197
Subscribed capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 0.06			€ 0.06		€ 0.06
Subscribed capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Par value per share (in EUR per share) | € / shares								€ 1.50			€ 1.50		€ 1.50
Issued capital [member]
Statement Line Items [Line Items]
Issue of equity				133,000								[1]	€ 104,000	[1]	2,000	[2]
Issue of share split													1,835,000
Increase (decrease) through share-based payment transactions, equity											0		0
Issued capital [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issue of share split					€ 1,835,000
Issued capital [member] | High-voting shares [member]
Statement Line Items [Line Items]
Issue of share split					4,500,000
Capital reserve [member]
Statement Line Items [Line Items]
Issue of equity				€ 37,302,000								[1]	35,904,000	[1]	5,187,000	[2]
Issue of share split													(1,835,000)
Increase (decrease) through share-based payment transactions, equity											0		0
Capital reserve [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issue of share split					1,835,000
Capital reserve [member] | High-voting shares [member]
Statement Line Items [Line Items]
Issue of share split					€ 4,500,000
Other reserves [member]
Statement Line Items [Line Items]
Issue of equity												[1]	0	[1]	0	[2]
Issue of share split													0
Increase (decrease) through share-based payment transactions, equity											1,981,000		32,160,000
Bottom of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)								1 year
Bottom of range [member] | Participation rights [member]
Statement Line Items [Line Items]
Number of cars reserved																	2,000
Top of range [member] | Subordinated loans [member]
Statement Line Items [Line Items]
Loan term (Year)								4 years
Equipment or hardware [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment											254,000
Advance payments to technical equipment and machinery [member]
Statement Line Items [Line Items]
Depreciation, property, plant and equipment											0		0
Additions other than through business combinations, property, plant and equipment											634,000
Impairment loss recognised in profit or loss, property, plant and equipment											1,965,000		(0)
Research and development [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development											22,000		0
Selling and distribution costs [member]
Statement Line Items [Line Items]
Depreciation and amortisation, selling and distributions expense											4,000		11,000
General and administrative expenses [member]
Statement Line Items [Line Items]
Depreciation and amortisation, general and administrative											8,000		0
Property, plant and equipment 1 [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development											70,000		28,000		19,000
Depreciation and amortisation, selling and distributions expense											27,000		15,000		18,000
Depreciation and amortisation, general and administrative											€ 28,000		18,000		13,000
Buildings [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)											6 years
Buildings [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)											10 years
Vehicles [member] | Bottom of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)											2 years
Vehicles [member] | Top of range [member]
Statement Line Items [Line Items]
Remaining lease terms (Year)											3 years
Right-of-use assets [member]
Statement Line Items [Line Items]
Depreciation and amortisation, research and development											€ 192,000		144,000		61,000
Depreciation and amortisation, selling and distributions expense											45,000		77,000		56,000
Depreciation and amortisation, general and administrative											178,000		92,000		€ 46,000
PayPal reserve [member] | Paypal reserve released [member]
Statement Line Items [Line Items]
Reserve Released						€ 5,900,000
Other current financial assets						€ 100,000
Receivable for VAT and other taxes [member]
Statement Line Items [Line Items]
Other current non-financial assets								€ 257,000			2,069,000		257,000
Prepaid expenses for software [member]
Statement Line Items [Line Items]
Other current non-financial assets								€ 256,000			€ 669,000		€ 256,000

[1]	transaction costs of kEUR 2,192 were deducted from capital reserve
[2]	transaction costs of kEUR 109 were deducted from capital reserve